Income Tax Expenses - Summary of Reconciliation Between the Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Loss before income tax	¥ (211,900)	$ (32,475)	¥ (138,664)	¥ (60,793)
Income tax computed at respective applicable tax rate	(48,606)	(7,449)	(32,091)	(15,198)
Research and development super-deduction	(22,121)	(3,390)	(16,996)	(6,862)
Non-deductible expenses	100	15	346	23
Changes in valuation allowance	70,627	10,824	¥ 48,741	22,037
Income tax expenses	¥ 0	$ 0